Basic and Diluted Net Loss Per Share - Schedule of Diluted Weighted Average Number of Shares Outstanding Because they are Anti – Diluted (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average number of shares outstanding		98,491,200	28,919,600	28,889,600
Restricted Share Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average number of shares outstanding	254,893,245	214,729,600	43,107,200	24,196,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average number of shares outstanding		1,100,500,800	292,940,000